Organization and Description of Business (Detail Textuals) - USD ($)		1 Months Ended			12 Months Ended
	May 13, 2016	May 31, 2016	May 18, 2016	Oct. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016
Organization And Description Of Business [Line Items]
Basis of conversion				1-for-1 basis
Number of unit issued by securities offering					$ 16,137,913	$ 44,142,463
Exercise price per share		$ 0.01
Gross proceeds of private placement and warrants		$ 5,000,000				$ 401,000
Proceeds from sale of common stock units in connection with initial public offering and private placement					$ 37,074,996
Preferred stock, shares authorized					10,000,000	10,000,000	10,000,000
Common stock, shares authorized					200,000,000	100,000,000	200,000,000
Preferred stock, par value per share (in dollars per share)					$ 0.01	$ 0.01	$ 0.01
Common stock, par value per share (in dollars per share)					$ 0.01	$ 0.01	0.01
Common stock repurchase note
Organization And Description Of Business [Line Items]
Number of unit issued by securities offering					$ 5,734	$ 44,142,463
Additional share of common stock					573,388	1,765,511
Series A warrant
Organization And Description Of Business [Line Items]
Additional share of common stock		416,666
Exercise price per share		$ 6.60			$ 6.60		6.60
Series B warrant
Organization And Description Of Business [Line Items]
Additional share of common stock		416,666
Exercise price per share		$ 8.50			$ 8.50		$ 8.50
IPO
Organization And Description Of Business [Line Items]
Description of IPO unit		Each unit consisted of one share of the Company's common stock, one-half of a Series A warrant and one-half of a Series B warrant.
Number of unit issued by securities offering		$ 5,833,334
Additional share of common stock		5,833,334
Initial public offering price per share		$ 6.00
Proceeds from sale of common stock units in connection with initial public offering and private placement			$ 33,800,000
Underwriting discounts and commissions			2,900,000
Estimated offering expenses			$ 3,300,000
IPO | Series A warrant
Organization And Description Of Business [Line Items]
Exercise price per share		6.60
IPO | Series B warrant
Organization And Description Of Business [Line Items]
Exercise price per share		$ 8.50
Private Placement
Organization And Description Of Business [Line Items]
Additional share of common stock		833,332
Gross proceeds of private placement and warrants		$ 5,000,000
Private Placement | Series A warrant
Organization And Description Of Business [Line Items]
Additional share of common stock		416,666
Exercise price per share		$ 6.60
Private Placement | Series B warrant
Organization And Description Of Business [Line Items]
Additional share of common stock		416,666
Exercise price per share		$ 8.50
Initial Public Offering And Private Placement
Organization And Description Of Business [Line Items]
Proceeds from sale of common stock units in connection with initial public offering and private placement	$ 33,800,000
Underwriting discounts and commissions	2,900,000
Estimated offering expenses	$ 3,300,000
Parilis Biopharmaceuticals ("Parilis")
Organization And Description Of Business [Line Items]
Conversion of stock number of common stock issued				226,663
Series A redeemable preferred stock
Organization And Description Of Business [Line Items]
Conversion of stock number of common stock issued				289
Conversion of stock shares, preferred stock shares issued				$ 1.4035
Series A redeemable preferred stock | Holders of Series A and B preferred stock
Organization And Description Of Business [Line Items]
Conversion of stock, number of preferred stock issued				10,193
Series A redeemable preferred stock | Parilis Biopharmaceuticals ("Parilis")
Organization And Description Of Business [Line Items]
Conversion of stock, number of preferred stock issued				1,626
Series B redeemable preferred stock
Organization And Description Of Business [Line Items]
Conversion of stock number of common stock issued				289
Conversion of stock shares, preferred stock shares issued				$ 1.2867